Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Key management remuneration	$ 23.6	$ 21.3
Director's interest in issued share capital or voting control	1.00%
Executive Committee and Non-Executive Directors [Member]
Disclosure of transactions between related parties [line items]
Key management personnel's beneficial interest in issued and listed share capital	0.30%	0.10%	0.10%